Quarterly Financial Data (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Oct. 01, 2015	Jul. 02, 2015	Apr. 02, 2015	Dec. 29, 2014	Sep. 29, 2014	Jun. 29, 2014	Mar. 29, 2014	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Quarterly Financial Information Disclosure [Abstract]
Revenue		$ 136.4	$ 111.7	$ 121.5	$ 76.9	$ 123.1	$ 100.8	$ 99.9	$ 70.2			$ 446.5	$ 394.0	$ 462.8
Operating expenses	$ 68.9	74.9	63.9	66.1	101.1	61.4	58.1	57.9	57.4	$ 139.3	$ 167.2	306.0	234.8	260.8
Operating (loss) income	46.5	61.5	47.8	55.4	(24.2)	61.7	42.7	42.0	12.8	52.3	31.2	140.5	159.2	202.0
Net (loss) income	$ 33.2	$ 49.0	$ 34.8	$ 42.4	$ (38.7)	$ 45.7	$ 27.0	$ 26.4	$ (2.8)	$ 25.7	$ 3.7	$ 87.5	$ 96.3	$ 162.9